Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Upper 1/2 of the ad is a photograph of two fencers sparring. Below in white type on a darker background is the headline:] CGM Focus Fund.
So selective, only a few stocks are good enough to make the cut.
[Below the headline running in two columns printing in smaller black type is the following text:]
[Left column] Veteran fund manager Ken Heebner is more focused than ever with CGM(R) Focus Fund. Though the Fund is down since July 1, it returned 19.0% over the 12 months ended September 30, 2002.* CGM Focus Fund is flexibly.
[Right column] managed. Right now it's long on a small number of sectors that look promising. If focus and flexibility make sense for your portfolio, call toll-free for a prospectus and current performance information through the most recent month-end.
[Between the two columns of text appears the following text in larger type size:]
CGM Focus Fund
Total Return
(10/1/01-9/30/02)
19.0%*
[A line drawing of a fencer in a box with a black and white striped background
(logo) appears below the text.  To the right of the logo is the following text:]
CGM Focus Fund
The CGM Funds, 222 Berkeley St., Suite 1013
Boston, MA  02116   www.cgmfunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.] 1-800-598-0743
[Beneath the body of the ad running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]
[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]
*19.0%, 13.4% and 15.3% are the average annual total returns of CGM Focus Fund for the 1- and 5-year periods ended 9/30/02 and from inception on 9/3/97 through 9/30/02. Current performance may be lower or higher. The Fund's adviser agreed to limit the Fund's expenses through 12/31/01. Otherwise, the total return would be lower. This information represents past performance, which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] No-Load
Copyright 2002 CGM

                                                                    Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Upper 1/3 of the ad is a photograph of residential buildings surrounding the foundations for new buildings. Below in black type on white background is the headline:] Considering The Unpredictability Of The Market, We Suggest Putting Your Money In The Ground.
[Below the headline running in two columns printing in smaller black type is the following text:]
[Left column] In today's unpredictable marketplace, the performance of real estate investments, including home-building stocks, may provide a strategic advantage.
CGM(R) Realty Fund combines the long-term capital appreciation potential of real estate investments with the convenience of a mutual fund.
Managed by Ken Heebner, CGM Realty Fund can be a welcome addition to a diversified portfolio. Though the
[Right column] Fund is down since July 1, for the twelve months ended 9/30/02, CGM Realty Fund returned 13.0%*. While no one can predict future performance, maybe you should consider investing now. Call now for a prospectus and current performance information through the most recent month-end.
[A line drawing of a fencer in a box with a black and white striped background appears at the bottom of the right column (logo). To the right of the logo in a larger size print than the ad body copy is the following text:]
CGM Realty Fund
[Below is the following text (in smaller copy):]
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA 02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0762
[Beneath the two columns in all capital letters:]
MANAGED BY KEN HEEBNER
[Beneath the body of the ad running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]

[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]
*13.0%, 2.8% and 11.6% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 9/30/02 and from inception on 5/13/94 through 9/30/02. Current performance may be lower or higher. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return for the 5-year and since-inception periods would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares.
For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] No-Load
Copyright 2002 CGM

                                                                    Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Upper 1/2 of the ad is a photograph of the Chateau Frontenac Hotel.]
[In black type on a light background is the headline:] Checking into some of the continent's finest hotels ...
[Below the photograph, centered, in black type, is the following text:]
CGM(R) Realty Fund
[Below, printing in two columns, in smaller black type is the following text:] [Left column] In today's unpredictable marketplace, the performance of real estate investments, including hotel REITs, may provide a strategic advantage. CGM Realty Fund combines the long-term capital appreciation potential of real estate investments with the convenience of a mutual fund.
Managed by Ken Heebner, CGM Realty Fund can be a welcome addition to a diversified portfolio. Though the Fund
[Right column] is down since July 1, for the twelve months ended 9/30/02, CGM Realty Fund returned 13.0%*. While no one can predict future performance, maybe you should consider investing now. Call now for a prospectus and current performance information through the most recent month-end.
[A line drawing of a fencer in a box with a black and white striped background appears at the bottom of the right column (logo). To the right of the logo in a larger size print than the ad body copy is the following text:]
CGM Realty Fund
[Below is the following text (in smaller copy):]
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA  02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0723
[Beneath the body of the ad in all capital letters:]
MANAGED BY KEN HEEBNER
[Beneath, running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]

[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]
*13.0%, 2.8% and 11.6% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 9/30/02 and from inception on 5/13/94 through 9/30/02. Current performance may be lower or higher. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return for the 5-year and since-inception periods would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] No-Load
Copyright 2002 CGM

                                                                    Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[In black type on white background is the headline:] If You're Looking For Performance, Consider A Fund Built on Solid Foundations.
[Below the headline running in two columns printing in smaller black type is the following text:]
[Left column] In today's unpredictable marketplace, the performance of real estate investments, including home-building stocks, may provide a strategic advantage.
CGM(R) Realty Fund combines the opportunity for long-term capital appreciation found in real estate investments with the convenience of a mutual fund.
Managed by Ken Heebner, CGM Realty Fund can be a welcome addition to a diversified portfolio.
[Right column] Though the Fund is down since July 1, for the twelve months ended 9/30/02, CGM Realty Fund returned 13.0%*. While no one can predict future performance, maybe you should consider investing now. Call now for a prospectus and more current performance information through the most recent month-end.
[A line drawing of a fencer in a box with a black and white striped background appears at the bottom of the right column (logo). To the right of the logo in a larger size print than the ad body copy is the following text:]
CGM Realty Fund
[Below is the following text (in smaller copy):]
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA  02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0762
[Beneath the body of the ad running the full width is a photograph of a home being built]
[Beneath the photograph in all capital letters:]
MANAGED BY KEN HEEBNER
[Beneath, running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]

[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]
*13.0%, 2.8% and 11.6% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 9/30/02 and from inception on 5/13/94 through 9/30/02. Current performance may be lower or higher. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return for the 5-year and since-inception periods would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] No-Load
Copyright 2002 CGM